PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2014 defined_benefit_plan	Dec. 31, 2022	Dec. 31, 2021 USD ($) defined_benefit_plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Future benefit payments period			10 years
Contributions recognized			$ 44,000,000	$ 43,000,000	$ 41,000,000
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Underfunded pension benefit plans				189,000,000
United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Underfunded pension benefit plans			$ 0	$ 231,000,000
Pension Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit accrual, interest percentage earned on cash balance			4.50%
Pension Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated company contributions in next fiscal year			$ 9,000,000
Percentage of expected return on plan assets			2.74%	2.98%	3.46%
Pension Benefit Plans | Ireland
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of defined benefit plans | defined_benefit_plan			2
Number of defined benefit plans amended | defined_benefit_plan	1
Percentage of expected return on plan assets			2.75%
Percentage allocation of fund			95.00%	96.00%
Pension Benefit Plans | Ireland | Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of expected return on plan assets		2.75%
Pension Benefit Plans | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated company contributions in next fiscal year			$ 0
Percentage of expected return on plan assets			5.00%	6.25%	7.25%
Pension Benefit Plans | United States | Scenario, Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of expected return on plan assets		4.50%
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution maximum age			65 years
Estimated company contributions in next fiscal year			$ 4,000,000
Percentage of expected return on plan assets			0.00%	0.00%	0.00%